Revision to prior period financial statements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Property, plant and equipment.	$ 816.1	$ 1,322.2	[1]	$ 1,709.7
Deferred tax liabilities	40.4	88.6	[1]	125.2
Retained earnings	(6,800.4)	(6,944.0)	[1]
Current deferred revenue	46.6	19.5
Non-current deferred revenue	111.2	45.4
Revenue	1,582.0	1,527.2	[2]	1,925.3	[2]
Trade and other non-current payables	122.3	50.6	[1]	38.9
Trade and other current payables	278.0	377.1	[1]	498.3
Nigeria
Revenue	$ 1,068.8	998.5		1,381.6
Restatement amount
Property, plant and equipment.		(30.5)		(30.5)
Deferred tax liabilities		(11.9)		(11.9)
Retained earnings		(18.6)		(18.6)
Trade and other non-current payables		45.4		34.3
Trade and other current payables		(45.4)		(34.3)
Restatement amount | Nigeria
Current deferred revenue		(45.4)		(34.3)
Non-current deferred revenue		45.4		34.3
As previously reported
Property, plant and equipment.		1,352.7		1,740.2
Deferred tax liabilities		100.5		137.1
Trade and other non-current payables		5.2		4.6
Trade and other current payables		$ 422.5		$ 532.6

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)
[2]	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information